PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Brazil : 4.7%
170,725  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
$ 5,228,348
0.6
1,265,865
(1)
NU Holdings Ltd./Cayman
Islands - Class A
18,190,480
2.1
132,977  Wheaton Precious Metals
Corp.
17,421,317
2.0
40,840,145
4.7
China : 4.9%
121,635  Alibaba Group Holding
Ltd., ADR
15,260,327
1.8
249,100  Contemporary Amperex
Technology Co. Ltd. -
Class A
14,738,266
1.7
338,366
(1)
Orbbec, Inc. - Class A
3,753,424
0.4
339,500  Shenzhen Envicool
Technology Co. Ltd. -
Class A
4,229,508
0.5
67,100
Tencent Holdings Ltd.
4,232,157
0.5
42,213,682
4.9
Denmark : 0.7%
165,931  Novo Nordisk A/S - Class
B
6,072,161
0.7
Germany : 4.4%
196,539
Infineon Technologies AG
8,916,258
1.0
4,745
Rheinmetall AG
8,003,839
0.9
122,951
Siemens Energy AG
21,202,950
2.5
38,123,047
4.4
India : 0.8%
472,317
Reliance Industries Ltd.
6,792,657
0.8
Italy : 3.5%
338,100  Assicurazioni Generali
SpA
13,602,338
1.6
1,488,397
Enel SpA
16,272,470
1.9
29,874,808
3.5
Japan : 4.8%
454,500
Hitachi Ltd.
13,332,981
1.6
394,300  JX Advanced Metals
Corp.
8,739,189
1.0
488,800
Sojitz Corp.
19,354,965
2.2
41,427,135
4.8
South Africa : 0.9%
89,267  Anglo American Platinum
Ltd.
7,503,596
0.9
South Korea : 2.8%
38,672
Hyundai Motor Co.
11,913,312
1.4
105,874  Samsung Electronics Co.
Ltd.
12,383,171
1.4
24,296,483
2.8
Switzerland : 1.2%
53,435
Galderma Group AG
10,501,784
1.2
Taiwan : 2.8%
412,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
23,827,824
2.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom : 2.3%
3,693,389
Barclays PLC
$ 19,329,171
2.3
United States : 63.6%
110,433
3M Co.
16,038,185
1.8
173,854
Acushnet Holdings Corp.
16,251,872
1.9
19,772
(1)
AeroVironment, Inc.
3,619,265
0.4
87,444
Alphabet, Inc. - Class A
25,145,397
2.9
77,616
Apple, Inc.
19,698,165
2.3
14,185
(1)
AppLovin Corp. - Class A
5,645,630
0.6
26,833
(1)
ARM Holdings PLC, ADR
4,059,296
0.5
298,455
AT&T, Inc.
8,652,210
1.0
410,504
Bank of America Corp.
20,012,070
2.3
119,790
Bank of Hawaii Corp.
8,894,407
1.0
150,475
(1)
BrightSpring Health
Services, Inc.
6,411,740
0.7
18,890
Broadcom, Inc.
5,846,644
0.7
207,803
Bunge Global SA
26,432,542
3.1
134,717
(1)(2)
Cava Group, Inc.
10,898,605
1.2
56,715  CH Robinson Worldwide,
Inc.
9,418,660
1.1
32,698
(1)
Ciena Corp.
12,694,345
1.5
263,744
Cisco Systems, Inc.
20,463,897
2.4
297,578
Comcast Corp. - Class A
8,543,464
1.0
558,334
Coterra Energy, Inc.
19,619,857
2.3
201,809
Fox Corp. - Class A
11,785,646
1.4
303,638
Freeport-McMoRan, Inc.
17,847,842
2.1
51,050
Garmin Ltd.
11,844,110
1.4
39,417
GE Aerospace
11,185,362
1.3
16,968
HCA Healthcare, Inc.
8,029,936
0.9
116,101
ITT, Inc.
22,120,723
2.6
535,470
(1)
Joby Aviation, Inc.
4,422,982
0.5
195,550
(1)
Moderna, Inc.
9,933,940
1.1
66,254
(1)
Natera, Inc.
13,250,137
1.5
73,895
NVIDIA Corp.
12,887,288
1.5
158,798
Prologis, Inc.
20,989,920
2.4
70,841
(1)
Repligen Corp.
8,346,487
1.0
53,731
(1)
Robinhood Markets, Inc.
- Class A
3,723,558
0.4
160,271
(1)
Rocket Lab Corp.
10,292,604
1.2
52,998
Rockwell Automation, Inc.
19,019,922
2.2
299,566
Shell PLC
13,874,325
1.6
81,822
Targa Resources Corp.
20,515,230
2.4
15,672
(1)
Tesla, Inc.
5,826,066
0.7
82,695
(1)
United Airlines Holdings,
Inc.
7,613,729
0.9
61,567
Valero Energy Corp.
15,211,974
1.8
79,321  Vertiv Holdings Co. -
Class A
19,876,256
2.3
207,933
Walmart, Inc.
25,841,913
3.0
107,471
(2)
Whirlpool Corp.
5,794,836
0.7
548,581,037
63.6
Total Common Stock
(Cost $758,873,783)
839,383,530
97.4
Total Long-Term
Investments
(Cost $758,873,783)
839,383,530
97.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Insights Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.8%
Repurchase Agreements : 1.5%
1,423,498
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%, due
04/01/2026 (Repurchase
Amount $1,423,642,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,451,968, due
11/30/27-10/20/75)
$ 1,423,498
0.2
3,286,251
(3)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.670%, due
04/01/2026 (Repurchase
Amount $3,286,581,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $3,351,976, due
05/12/27-02/20/66)
3,286,251
0.4
1,239,419
(3)
Jefferies LLC,
Repurchase Agreement
dated 03/31/2026,
3.680%, due 04/01/2026
(Repurchase Amount
$1,239,544, collateralized
by various U.S.
Government Securities,
0.000%-3.875%, Market
Value plus accrued
interest $1,264,207, due
06/25/26-02/15/43)
1,239,419
0.1
878,868
(3)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%, due
04/01/2026 (Repurchase
Amount $878,957,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$896,445, due 04/01/26)
878,868
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,286,251
(3)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $3,286,581,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$3,351,976, due
05/05/26-01/15/66)
$ 3,286,251
0.4
3,143,747
(3)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/31/2026,
3.780%, due 04/01/2026
(Repurchase Amount
$3,144,073, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $3,201,600, due
04/15/28-02/15/56)
3,143,747
0.3
Total Repurchase
Agreements
(Cost $13,258,034)
13,258,034
1.5
Time Deposits : 0.2%
340,000
(3)
Canadian Imperial Bank
of Commerce,
3.630
%,
04/01/2026 340,000
0.0
330,000
(3)
Landesbank Hessen
Thueringen Girozentrale,
3.640
%,
04/01/2026 330,000
0.0
350,000
(3)
Royal Bank of Canada,
3.700
%,
04/01/2026 350,000
0.1
350,000
(3)
Toronto-Dominion Bank,
3.640
%,
04/01/2026 350,000
0.1
Total Time Deposits
(Cost $1,370,000)
1,370,000
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.1%
27,129,801
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $27,129,801) $ 27,129,801 3.1
Total Short-Term
Investments
(Cost $41,757,835)
$ 41,757,835
4.8
Total Investments in
Securities
(Cost $800,631,618) $ 881,141,365 102.2
Liabilities in Excess of
Other Assets (19,158,352) (2.2)
Net Assets $ 861,983,013 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 23.7%
Information Technology 15.1
Financials 9.7
Consumer Discretionary 9.0
Energy 8.8
Health Care 7.3
Communication Services 6.8
Consumer Staples 6.1
Materials 6.0
Utilities 2.5
Real Estate 2.4
Short-Term Investments 4.8
Liabilities in Excess of Other Assets (2.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Insights Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Brazil $ 40,840,145 $ — $ — $ 40,840,145
China 15,260,327 26,953,355 — 42,213,682
Denmark — 6,072,161 — 6,072,161
Germany — 38,123,047 — 38,123,047
India — 6,792,657 — 6,792,657
Italy — 29,874,808 — 29,874,808
Japan — 41,427,135 — 41,427,135
South Africa — 7,503,596 — 7,503,596
South Korea — 24,296,483 — 24,296,483
Switzerland — 10,501,784 — 10,501,784
Taiwan — 23,827,824 — 23,827,824
United Kingdom — 19,329,171 — 19,329,171
United States 534,706,712 13,874,325 — 548,581,037
Total Common Stock 590,807,184 248,576,346 — 839,383,530
Short-Term Investments 27,129,801 14,628,034 — 41,757,835
Total Investments, at fair value $ 617,936,985 $ 263,204,380 $ — $ 881,141,365
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 124,199,471
Gross Unrealized Depreciation (43,689,724)
Net Unrealized Appreciation $ 80,509,747